Document and Entity Information	0 Months Ended
Apr. 21, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 21, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 21, 2014
Document Effective Date	Apr. 21, 2014
Prospectus Date	Mar. 30, 2014
Semper MBS Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	SEMMX
Semper MBS Total Return Fund | Investor Class
Risk/Return:
Trading Symbol	SEMPX